Other Reserves - Reconciliation of Share Based Payment Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation Of The Share-Based Payments Reserve
Balance at beginning of year	R 3,249	R 3,106
Share-based payments expensed	114	143	R 156
Balance at end of year	R 3,363	R 3,249	R 3,106